united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1. Reports to Stockholders.

Astor Dynamic Allocation Fund

Class A: ASTLX     Class C: ASTZX     Class I: ASTIX

Astor Sector Allocation Fund

Class A: ASPGX     Class C: CSPGX     Class I: STARX

Astor Macro Alternative Fund

Class I: GBLMX

Semi-Annual Report

January 31, 2021

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

ASTOR DYNAMIC ALLOCATION FUND

PORTFOLIO REVIEW (Unaudited)

January 31, 2021

Average Annual Total Return through January 31, 2021,* as compared to its benchmarks:

	Six Month	One Year	Five Year	Ten Year	Inception (1)	Inception (2)	Inception (3)
Astor Dynamic Allocation Fund - Class A Shares	7.92%	1.86%	7.38%	N/A	5.54%	N/A	N/A
Astor Dynamic Allocation Fund - Class A Shares With Load	2.80%	(2.98)%	6.35%	N/A	4.99%	N/A	N/A
Astor Dynamic Allocation Fund - Class C Shares	7.51%	1.16%	6.58%	N/A	N/A	3.80%	N/A
Astor Dynamic Allocation Fund - Class I Shares	8.01%	2.14%	7.65%	4.61%	N/A	N/A	4.83%
S&P 500 Total Return Index **	14.47%	17.25%	16.16%	13.50%	14.97%	13.67%	13.71%
Bloomberg Barclays Capital U.S. Aggregate Bond Index ***	(0.91)%	4.72%	4.00%	3.75%	3.38%	3.87%	3.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 1.74%, 2.49%, and 1.49% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.61%, 2.36%, and 1.36% for Class A, Class C, and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15%, and 1.15% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A inception date is November 30, 2011.

(2)	Class C inception date is March 12, 2010.

(3)	Class I and inception date is October 19, 2009.

The Fund’s holdings by asset class, as of January 31, 2021 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	64.7%
Short-Term Investments	27.7%
Exchange Traded Funds - Debt	23.8%
Exchange Traded Funds - Commodity	10.4%
Liabilities in Excess of Other Assets	(26.6)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR SECTOR ALLOCATION FUND

PORTFOLIO REVIEW (Unaudited)

January 31, 2021

Average Annual Total Return through January 31, 2021,* as compared to its benchmarks:

	Six Months	One Year	Three Year	Five Year	Inception (1)	Inception (2)
Astor Sector Allocation Fund - Class A Shares	11.14%	7.39%	3.69%	9.16%	8.41%	N/A
Astor Sector Allocation Fund - Class A Shares With Load	5.87%	2.27%	2.03%	8.11%	7.83%	N/A
Astor Sector Allocation Fund - Class C Shares	10.73%	6.65%	2.91%	8.34%	7.60%	N/A
Astor Sector Allocation Fund - Class I Shares	11.23%	7.67%	3.94%	9.43%	N/A	6.06%
S&P 500 Total Return Index **	14.47%	17.25%	11.70%	16.16%	14.97%	12.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.24%, 2.99%, and 1.99% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expenses, including underlying funds, are 1.70%, 2.45%, and 1.45% for Class A, Class C and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

The Fund’s holdings by asset class, as of January 31, 2021, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	98.6%
Short-Term Investments	5.7%
Liabilities in Excess of Other Assets	(4.3)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND

PORTFOLIO REVIEW (Unaudited)

January 31, 2021

Average Annual Total Return through January 31, 2021,* as compared to its benchmarks:

	Six Months	One Year	Three Year	Five Year	Inception (1)
Astor Macro Alternative Fund - Class I Shares	3.84%	8.38%	8.45%	8.61%	7.49%
S&P 500 Total Return Index **	14.47%	17.25%	11.70%	16.16%	12.71%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, is 3.77% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.93% for Class I shares. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.75%. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

The Fund’s holdings by asset class, as of January 31, 2021, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	67.1%
Exchange Traded Funds - Debt	19.4%
Exchange Traded Funds - Commodity	4.4%
Short-Term Investment	3.5%
Other Assets in Excess of Liabilities	5.6%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Astor Dynamic Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.9%
	COMMODITY FUND - 10.4%
490,202	Aberdeen Standard Physical Gold Shares ETF *	$8,676,575
50,235	SPDR Gold Shares *	8,671,063
		17,347,638
	DEBT FUNDS - 23.8%
168,217	First Trust Low Duration Opportunities ETF ^	8,663,176
37,629	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,102,492
158,010	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	8,709,511
283,679	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF ^	8,697,598
104,663	Vanguard Short-Term Bond ETF ^	8,671,330
		39,844,107
	EQUITY FUNDS - 64.7%
197,276	Invesco S&P 500 Equal Weight ETF ^	24,955,414
86,216	Invesco S&P 500 Equal Weight Technology ETF ^	21,554,862
51,963	iShares Core MSCI Emerging Markets ETF	3,316,798
150,543	iShares MSCI USA Min Vol Factor ETF	9,940,354
113,413	SPDR Portfolio Emerging Markets ETF	4,910,783
366,258	SPDR Portfolio S&P 1500 Composite Stock Market ETF ^	16,763,629
424,669	SPDR Portfolio S&P 500 ETF ^	18,494,335
197,646	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund ^	8,144,992
		108,081,167
	TOTAL EXCHANGE TRADED FUNDS (Cost $153,621,158)	165,272,912

	SHORT-TERM INVESTMENTS - 27.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 26.5%
44,222,679	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.01% +(a)	44,222,679

	MONEY MARKET FUND - 1.2%
2,037,586	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.03% +	2,037,586

	TOTAL SHORT-TERM INVESTMENT (Cost $46,260,265)	46,260,265

	TOTAL INVESTMENTS - 126.6% (Cost $199,881,423)	$211,533,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.6)% (a)	(44,445,922)
	TOTAL NET ASSETS - 100.0%	$167,087,255

ETF - Exchange Traded Fund

*	Non-Income producing security.

^	Security, or a portion of the security, is out on loan at January 31, 2021. Total Loaned securities had a value of $42,458,379 at January 31, 2021.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

(a)	The loaned securities were secured with short-term investment cash collateral of $44,222,679.

See accompanying notes to financial statements.

Astor Sector Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.6%
	EQUITY FUNDS - 98.6%
32,536	Consumer Discretionary Select Sector SPDR Fund	$5,271,157
50,809	Consumer Staples Select Sector SPDR Fund	3,256,349
139,193	Financial Select Sector SPDR Fund	4,029,637
24,645	First Trust Technology AlphaDEX Fund ^	2,747,425
46,086	Health Care Select Sector SPDR Fund	5,301,273
17,748	Invesco S&P 500 Equal Weight Technology ETF	4,437,177
40,673	Vanguard Communication Services ETF ^	4,879,540
	TOTAL EXCHANGE TRADED FUNDS (Cost $26,856,326)	29,922,558

	SHORT-TERM INVESTMENTS - 5.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
1,230,635	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.01% +(a)	1,230,635

	MONEY MARKET FUND - 1.7%
507,819	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.03% +	507,819

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,738,454)	1,738,454

	TOTAL INVESTMENTS - 104.3% (Cost $28,594,780)	$31,661,012
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%	(1,330,742)
	TOTAL NET ASSETS - 100.0%	$30,330,270

ETF - Exchange Traded Fund

^	Security, or a portion of the security, is out on loan at January 31, 2021. Total Loaned securities had a value of $1,182,942 at January 31, 2021.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

(a)	The loaned securities were secured with short-term investment cash collateral of $1,230,635.

See accompanying notes to financial statements.

Astor Macro Alternative Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 90.9%
	COMMODITY FUND - 4.4%
7,978	SPDR Gold Shares *	$1,377,082

	DEBT FUNDS - 19.4%
28,673	iShares 20+ Year Treasury Bond ETF	4,358,296
13,981	iShares Core U.S. Aggregate Bond ETF	1,640,111
		5,998,407
	EQUITY FUNDS - 67.1%
32,853	Invesco QQQ Trust Series 1	10,334,240
9,600	Invesco S&P 500 Equal Weight ETF	1,214,400
23,393	Invesco S&P 500 Pure Growth ETF	3,784,285
8,143	iShares MSCI Brazil ETF	278,409
8,486	iShares MSCI Chile ETF	253,986
3,123	iShares MSCI China ETF	273,325
6,769	iShares MSCI India ETF	264,939
11,287	iShares MSCI Indonesia ETF	253,393
10,178	iShares MSCI Malaysia ETF	275,315
6,677	iShares MSCI Mexico ETF	268,349
2,968	iShares MSCI Philippines ETF	88,862
14,849	iShares MSCI Poland ETF	278,716
7,449	iShares MSCI Russia ETF	270,399
6,275	iShares MSCI South Africa ETF	275,661
4,906	iShares MSCI Taiwan ETF	271,498
3,587	iShares MSCI Thailand ETF	275,984
10,111	iShares MSCI Turkey ETF	269,559
594	iShares Russell 2000 ETF	122,102
4,608	SPDR S&P 500 ETF Trust	1,705,282
		20,758,704
	TOTAL EXCHANGE TRADED FUNDS (Cost $26,216,411)	28,134,193

	SHORT-TERM INVESTMENTS - 3.5%
1,080,243	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.03% +	1,080,243
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,080,243)

	TOTAL INVESTMENTS - 94.4% (Cost $27,296,654)	$29,214,436
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%	1,726,824
	TOTAL NET ASSETS - 100.0%	$30,941,260

ETF - Exchange Traded Fund

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2021.

See accompanying notes to financial statements.

Astor Macro Alternative Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2021

FUTURES CONTRACTS ^

			Underlying Face Amount at
Long Contracts	Description	Counterparty	Value **	Unrealized Gain (Loss)
57	Australian Dollar Future March 2021	Interactive Broker	$4,355,655	$84,095
7	Copper Future March 2021	Interactive Broker	622,300	(4,759)
29	Euro FX Future March 2021	Interactive Broker	4,401,838	(1,419)
20	Japanese Yen Future March 2021	Interactive Broker	2,387,750	(21,487)
5	Soybean Future March 2021	Interactive Broker	342,500	(10,612)
9	World Sugar #11 February 2021	Interactive Broker	159,566	(5,242)
	Net Unrealized Gain from Open Long Futures Contracts			$40,576

			Underlying Face Amount at
Short Contracts	Description	Counterparty	Value **	Unrealized Gain (Loss)
11	Brent Crude Future March 2021	Interactive Broker	$602,910	$2,970
5	British Pound Future March 2021	Interactive Broker	428,281	(4,469)
34	Canadian 10 Year Future March 2021	Interactive Broker	3,928,717	27,746
3	Coffee Future March 2021	Interactive Broker	138,319	(7,762)
4	Euro-Bund Future March 2021	Interactive Broker	861,365	2,097
22	Long Gilt Future March 2021	Interactive Broker	4,050,311	(1,213)
24	Natural Gas Future February 2021	Interactive Broker	615,360	33,840
29	US 10 Year Future March 2021	Interactive Broker	3,973,899	22,898
	Net Unrealized Gain from Open Short Futures Contracts			$76,107

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2021

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
ASSETS
Investment securities (including securities on loan):
At cost	$199,881,423	$28,594,780	$27,296,654
At value	$211,533,177	$31,661,012	$29,214,436
Deposits for futures contracts	—	—	1,536,255
Net unrealized appreciation on futures contracts	—	—	116,683
Dividends and interest receivable	24	5	15
Receivable for Fund shares sold	217,083	347	119,940
Prepaid expenses and other assets	41,302	30,056	13,200
TOTAL ASSETS	211,791,586	31,691,420	31,000,529

LIABILITIES
Collateral on securities loaned (see Note 2)	44,222,679	1,230,635	—
Distribution (12b-1) fees payable	31,390	11,333	—
Investment advisory fees payable	105,970	9,863	23,828
Payable to related parties	86,566	40,569	13,977
Payable for Fund shares redeemed	238,093	49,952	10,224
Payable for foreign exchange	—	—	318
Accrued expenses and other liabilities	19,633	18,798	10,922
TOTAL LIABILITIES	44,704,331	1,361,150	59,269
NET ASSETS	$167,087,255	$30,330,270	$30,941,260

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$146,999,571	$25,530,987	$29,428,353
Accumulated earnings	20,087,684	4,799,283	1,512,907
NET ASSETS	$167,087,255	$30,330,270	$30,941,260

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2021

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$12,076,540	$7,889,037	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	873,900	505,780	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$13.82	$15.60	$—
Maximum offering price per share (4.75% sales charge)	$14.51	$16.38	$—

Class C Shares:
Net Assets	$31,935,056	$12,755,529	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,430,898	882,980	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.14	$14.45	$—

Class I Shares:
Net Assets	$123,075,659	$9,685,704	$30,941,260
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,877,428	611,332	2,598,680
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.86	$15.84	$11.91

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2021

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$1,431,401	$250,358	$133,199
Interest	402	69	—
Securities lending income - net	94,807	20,752	—
TOTAL INVESTMENT INCOME	1,526,610	271,179	133,199

EXPENSES
Investment advisory fees	906,484	148,573	166,861
Distribution (12b-1) fees, Class A shares	17,062	9,975	—
Distribution (12b-1) fees, Class C shares	164,102	65,243	—
Administrative services fees	99,149	29,988	24,477
Third party administrative servicing fees	50,612	11,946	6,047
Transfer agent fees	71,371	18,069	7,528
Registration fees	46,000	34,040	13,800
Accounting services fees	30,151	18,654	10,091
Printing expenses	23,215	6,234	2,053
Compliance officer fees	12,588	5,435	2,122
Custodian fees	12,654	2,931	4,795
Legal fees	9,561	5,681	15,499
Trustees fees and expenses	7,368	7,458	7,440
Audit fees	8,045	8,066	10,838
Custody overdraft fees	5,937	—	—
Miscellaneous expense	3,876	2,333	1,902
Insurance expense	2,760	552	184
TOTAL EXPENSES	1,470,935	375,178	273,637

Less: Fees waived and/or expenses reimbursed by the advisor	(188,484)	(118,818)	(69,961)

NET EXPENSES	1,282,451	256,360	203,676
NET INVESTMENT INCOME (LOSS)	244,159	14,819	(70,477)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	12,498,899	2,198,851	346,840
Net realized loss from futures transactions	—	—	(652,596)
Net realized gain from foreign currency transactions	—	—	9,345
Net change in unrealized appreciation on investments	1,186,962	1,022,479	1,359,647
Net change in unrealized appreciation on futures contracts	—	—	23,860
Net change in unrealized depreciation on foreign currency transactions	—	—	(10,696)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	13,685,861	3,221,330	1,076,400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,930,020	$3,236,149	$1,005,923

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income	$244,159	$1,638,712
Net realized gain (loss) from security transactions	12,498,899	(2,469,525)
Net change in unrealized appreciation (depreciation) on investments	1,186,962	(4,809,547)
Net increase (decrease) in net assets resulting from operations	13,930,020	(5,640,360)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(56,040)	(346,330)
Class C	(101,264)	(668,492)
Class I	(668,629)	(4,518,221)
Return of capital
Class A	—	(28,778)
Class C	—	(62,296)
Class I	—	(341,873)
Total distributions to shareholders	(825,933)	(5,965,990)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	296,237	2,749,000
Class C	722,681	10,893,962
Class I	10,455,558	100,678,299
Distributions reinvested
Class A	47,136	324,475
Class C	91,321	658,880
Class I	533,915	4,032,867
Cost of shares redeemed
Class A	(3,347,481)	(5,513,273)
Class C	(4,420,677)	(7,417,973)
Class I	(78,691,857)	(92,158,780)
Net increase (decrease) in net assets from shares of beneficial interest	(74,313,167)	14,247,457

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,209,080)	2,641,107

NET ASSETS
Beginning of Period	228,296,335	225,655,228
End of Period	$167,087,255	$228,296,335

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
SHARE ACTIVITY
Class A:
Shares Sold	22,154	203,949
Shares Reinvested	3,436	23,862
Shares Redeemed	(247,393)	(418,747)
Net decrease in shares of beneficial interest outstanding	(221,803)	(190,936)

Class C:
Shares Sold	56,894	863,568
Shares Reinvested	6,998	50,416
Shares Redeemed	(347,962)	(601,245)
Net increase (decrease) in shares of beneficial interest outstanding	(284,070)	312,739

Class I:
Shares Sold	791,876	7,760,788
Shares Reinvested	39,137	296,654
Shares Redeemed	(5,981,342)	(7,199,974)
Net increase (decrease) in shares of beneficial interest outstanding	(5,150,329)	857,468

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income	$14,819	$102,522
Net realized gain (loss) from security transactions	2,198,851	(476,487)
Net change in unrealized appreciation (depreciation) on investments	1,022,479	(94,367)
Net increase (decrease) in net assets resulting from operations	3,236,149	(468,332)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(24,844)	(974,349)
Class C	(20,234)	(1,826,640)
Class I	(41,157)	(1,704,721)
From distributions to shareholders	(86,235)	(4,505,710)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	95,815	228,387
Class C	3,260	96,388
Class I	105,293	2,336,051
Distributions reinvested
Class A	23,546	936,139
Class C	18,030	1,730,236
Class I	38,456	1,657,093
Cost of shares redeemed
Class A	(1,180,568)	(2,901,503)
Class C	(2,071,482)	(6,462,645)
Class I	(2,225,444)	(10,947,535)
Net decrease in net assets from shares of beneficial interest	(5,193,094)	(13,327,389)

TOTAL DECREASE IN NET ASSETS	(2,043,180)	(18,301,431)

NET ASSETS
Beginning of Period	32,373,450	50,674,881
End of Period	$30,330,270	$32,373,450

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
SHARE ACTIVITY
Class A:
Shares Sold	6,490	15,727
Shares Reinvested	1,534	63,899
Shares Redeemed	(81,014)	(202,997)
Net decrease in shares of beneficial interest outstanding	(72,990)	(123,371)

Class C:
Shares Sold	232	7,597
Shares Reinvested	1,243	126,665
Shares Redeemed	(152,738)	(480,448)
Net decrease in shares of beneficial interest outstanding	(151,263)	(346,186)

Class I:
Shares Sold	7,173	151,312
Shares Reinvested	2,507	111,433
Shares Redeemed	(147,597)	(751,659)
Net decrease in shares of beneficial interest outstanding	(137,917)	(488,914)

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Astor Macro Alternative Fund
	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment loss	$(70,477)	$(39,550)
Net realized gain (loss) from security transactions, futures transactions and foreign currency transactions	(296,411)	633,948
Net change in unrealized appreciation investments, futures contracts and foreign currency transactions	1,372,811	233,539
Net increase in net assets resulting from operations	1,005,923	827,937

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	(528,074)	(704,041)
From distributions to shareholders	(528,074)	(704,041)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	18,002,169	7,914,083
Distributions reinvested
Class I	478,975	486,246
Cost of shares redeemed
Class I	(1,563,753)	(1,683,720)
Net increase in net assets from shares of beneficial interest	16,917,391	6,716,609

TOTAL INCREASE IN NET ASSETS	17,395,240	6,840,505

NET ASSETS
Beginning of Period	13,546,020	6,705,515
End of Period	$30,941,260	$13,546,020

SHARE ACTIVITY

Class I:
Shares Sold	1,531,835	698,038
Shares Reinvested	39,815	44,610
Shares Redeemed	(131,691)	(147,720)
Net increase in shares of beneficial interest outstanding	1,439,959	594,928

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class A
	Six Months Ended
	January 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2021		July 31,	July 31,		July 31,	July 31,	July 31,
	(Unaudited)		2020	2019		2018	2017	2016

Net asset value, beginning of period	$12.86		$13.44	$13.83		$13.02	$12.20	$12.02
Activity from investment operations:
Net investment income (1)	0.01		0.08	0.10		0.07	0.09	0.07
Net realized and unrealized gain (loss) on investments	1.00		(0.33)	(0.00	) (6)	1.47	0.88	0.21
Total from investment operations	1.01		(0.25)	0.10		1.54	0.97	0.28
Less distributions from:
Net investment income	(0.03)		(0.09)	(0.12)		(0.11)	(0.12)	(0.10)
Net realized gains	(0.02)		(0.22)	(0.37)		(0.62)	(0.03)	(0.00	) (6)
Return of capital	—		(0.02)	—		—	—	—
Total distributions	(0.05)		(0.33)	(0.49)		(0.73)	(0.15)	(0.10)
Net asset value, end of period	$13.82		$12.86	$13.44		$13.83	$13.02	$12.20
Total return (2)	7.92	% (7)	(2.02)%	1.25%		12.07%	7.99%	2.39%
Net assets, at end of period (000s)	$12,077		$14,089	$17,290		$16,333	$11,372	$11,418
Ratio of gross expenses to average net assets (3)(4)	1.60	% (8)	1.53%	1.50%		1.59%	1.68%	1.71%
Ratio of net expenses to average net assets (4)	1.40	% (8)	1.40%	1.40%		1.40%	1.44%	1.50%
Ratio of net investment income to average net assets (5)	0.21	% (8)	0.63%	0.76%		0.49%	0.74%	0.62%
Portfolio Turnover Rate	66	% (7)	116%	79%		52%	78%	55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class C
	Six Months Ended
	January 31,		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	2021		July 31,	July 31,		July 31,	July 31,		July 31,
	(Unaudited)		2020	2019		2018	2017		2016

Net asset value, beginning of period	$12.26		$12.87	$13.30		$12.60	$11.83		$11.69
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.02)	(0.00	) (6)	(0.04)	(0.00	) (6)	(0.01)
Net realized and unrealized gain (loss) on investments	0.95		(0.32)	(0.00	) (6)	1.42	0.85		0.19
Total from investment operations	0.92		(0.34)	(0.00	) (6)	1.38	0.85		0.18
Less distributions from:
Net Investment Income	(0.02)		(0.03)	(0.06)		(0.06)	(0.05)		(0.04)
Net realized gains	(0.02)		(0.22)	(0.37)		(0.62)	(0.03)		(0.00	) (6)
Return of capital	—		(0.02)	—		—	—		—
Total distributions	(0.04)		(0.27)	(0.43)		(0.68)	(0.08)		(0.04)
Net asset value, end of period	$13.14		$12.26	$12.87		$13.30	$12.60		$11.83
Total return (2)	7.51	% (7)	(2.74)%	0.51%		11.19%	7.21%		1.60%
Net assets, at end of period (000s)	$31,935		$33,278	$30,916		$26,293	$20,587		$20,339
Ratio of gross expenses to average net assets (3)(4)	2.35	% (8)	2.28%	2.25%		2.34%	2.43%		2.46%
Ratio of net expenses to average net assets (4)	2.15	% (8)	2.15%	2.15%		2.15%	2.19%		2.25%
Ratio of net investment income (loss) to average net assets (5)	(0.55	)% (8)	(0.14)%	0.02%		(0.28)%	(0.03)%		(0.13)%
Portfolio Turnover Rate	66	% (7)	116%	79%		52%	78%		55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Dynamic Allocation Fund Class I
	Six Months Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.90		$13.47	$13.86	$13.04	$12.21	$12.03
Activity from investment operations:
Net investment income (1)	0.03		0.11	0.14	0.10	0.12	0.10
Net realized and unrealized gain (loss) on investments	1.00		(0.33)	(0.01)	1.47	0.88	0.21
Total from investment operations	1.03		(0.22)	0.13	1.57	1.00	0.31
Less distributions from:
Net investment income	(0.05)		(0.10)	(0.15)	(0.13)	(0.14)	(0.13)
Net realized gains	(0.02)		(0.22)	(0.37)	(0.62)	(0.03)	(0.00	) (6)
Return of capital	—		(0.03)	—	—	—	—
Total distributions	(0.07)		(0.35)	(0.52)	(0.75)	(0.17)	(0.13)
Net asset value, end of period	$13.86		$12.90	$13.47	$13.86	$13.04	$12.21
Total return (2)	8.01	% (7)	(1.74)%	1.47%	12.31%	8.32%	2.62%
Net assets, at end of period (000s)	$123,076		$180,929	$177,450	$157,874	$101,006	$81,800
Ratio of gross expenses to average net assets (3)(4)	1.35	% (8)	1.28%	1.25%	1.34%	1.43%	1.46%
Ratio of net expenses to average net assets (4)	1.15	% (8)	1.15%	1.15%	1.15%	1.19%	1.25%
Ratio of net investment income to average net assets (5)	0.44	% (8)	0.86%	1.03%	0.70%	0.97%	0.88%
Portfolio Turnover Rate	66	% (7)	116%	79%	52%	78%	55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class A
	Six Months Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.08		$15.57	$18.31	$16.28	$14.64	$15.41
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.06	0.07	0.03	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	1.54		(0.04)	(0.48)	2.11	1.63	(0.63)
Total from investment operations	1.57		0.02	(0.41)	2.14	1.64	(0.69)
Less distributions from:
Net investment income	(0.05)		(0.02)	(0.04)	—	—	—
Net realized gains	—		(1.49)	(2.29)	(0.11)	—	(0.08)
Total distributions	(0.05)		(1.51)	(2.33)	(0.11)	—	(0.08)
Net asset value, end of period	$15.60		$14.08	$15.57	$18.31	$16.28	$14.64
Total return (2)	11.14	% (6)	(0.23)%	0.66%	13.19%	11.20%	(4.48)%
Net assets, at end of period (000s)	$7,889		$8,148	$10,934	$15,077	$17,588	$30,447
Ratio of gross expenses to average net assets (3)(4)	2.16	% (7)	1.94%	1.66%	1.69%	1.68%	1.65%
Ratio of net expenses to average net assets (4)	1.40	% (7)	1.40%	1.40%	1.40%	1.44%	1.50%
Ratio of net investment income (loss) to average net assets (5)	0.33	% (7)	0.43%	0.44%	0.15%	0.07%	(0.40)%
Portfolio Turnover Rate	111	% (6)	119%	138%	66%	82%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class C
	Six Months Ended
	January 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2021		July 31,	July 31,		July 31,	July 31,	July 31,
	(Unaudited)		2020	2019		2018	2017	2016

Net asset value, beginning of period	$13.07		$14.64	$17.46		$15.64	$14.18	$15.04
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.04)	(0.05)		(0.10)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	1.43		(0.04)	(0.48)		2.03	1.56	(0.63)
Total from investment operations	1.40		(0.08)	(0.53)		1.93	1.46	(0.78)
Less distributions from:
Net investment income	(0.02)		—	(0.00	) (6)	—	—	—
Net realized gains	—		(1.49)	(2.29)		(0.11)	—	(0.08)
Total distributions	(0.02)		(1.49)	(2.29)		(0.11)	—	(0.08)
Net asset value, end of period	$14.45		$13.07	$14.64		$17.46	$15.64	$14.18
Total return (2)	10.73	% (7)	(0.97)%	(0.09)%		12.38%	10.30%	(5.19)%
Net assets, at end of period (000s)	$12,756		$13,515	$20,213		$28,201	$31,799	$46,216
Ratio of gross expenses to average net assets (3)(4)	2.91	% (8)	2.69%	2.41%		2.44%	2.43%	2.40%
Ratio of net expenses to average net assets (4)	2.15	% (8)	2.15%	2.15%		2.15%	2.19%	2.25%
Ratio of net investment loss to average net assets (5)	(0.42	)% (8)	(0.30)%	(0.32)%		(0.61)%	(0.68)%	(1.12)%
Portfolio Turnover Rate	111	% (7)	119%	138%		66%	82%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Sector Allocation Fund Class I
	Six Months Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.30		$15.77	$18.48	$16.40	$14.72	$15.46
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.11	0.11	0.07	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	1.56		(0.05)	(0.47)	2.13	1.63	(0.64)
Total from investment operations	1.60		0.06	(0.36)	2.20	1.68	(0.66)
Less distributions from:
Net investment income	(0.06)		(0.04)	(0.06)	(0.01)	—	—
Net realized gains	—		(1.49)	(2.29)	(0.11)	—	(0.08)
Total distributions	(0.06)		(1.53)	(2.35)	(0.12)	—	(0.08)
Net asset value, end of period	$15.84		$14.30	$15.77	$18.48	$16.40	$14.72
Total return (2)	11.23	% (6)	0.03%	0.97%	13.47%	11.41%	(4.27)%
Net assets, at end of period (000s)	$9,686		$10,711	$19,528	$32,230	$30,526	$36,856
Ratio of gross expenses to average net assets (3)(4)	1.91	% (7)	1.69%	1.41%	1.44%	1.43%	1.40%
Ratio of net expenses to average net assets (4)	1.15	% (7)	1.15%	1.15%	1.15%	1.19%	1.25%
Ratio of net investment income (loss)to average net assets (5)	0.57	% (7)	0.74%	0.68%	0.40%	0.31%	(0.13)%
Portfolio Turnover Rate	111	% (6)	119%	138%	66%	82%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Macro Alternative Fund Class I
	Six Months
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2020		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.69		$11.89	$11.07	$10.34	$10.59	$9.96
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.06)	(0.05)	(0.04)	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.48		1.14	1.25	1.10	(0.01)	0.64
Total from investment operations	0.45		1.20	1.20	1.06	0.03	0.65
Less distributions from:
Net investment income	(0.11)		(0.64)	(0.11)	(0.04)	(0.18)	(0.02)
Net realized gains	(0.12)		(0.64)	(0.27)	(0.29)	(0.10)	—
Total distributions	(0.23)		(1.28)	(0.38)	(0.33)	(0.28)	(0.02)
Net asset value, end of period	$11.91		$11.69	$11.89	$11.07	$10.34	$10.59
Total return (2)	3.84	% (6)	9.93%	11.54%	10.38%	0.35%	6.56%
Net assets, at end of period (000s)	$30,941		$13,546	$6,706	$7,206	$2,013	$2,054
Ratio of gross expenses to average net assets (3)(4)	2.35	% (7)	3.59%	3.53%	5.67%	9.17%	10.43%
Ratio of net expenses to average net assets (4)	1.75	% (7)	1.75%	1.75%	1.75%	1.78%	1.99%
Ratio of net investment income (loss) to average net assets (5)	(0.61	)% (7)	(0.52)%	(0.24)%	(0.40)%	0.42%	0.12%
Portfolio Turnover Rate	77	% (6)	302%	190%	194%	114%	117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)
January 31, 2021

1.	ORGANIZATION

The Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. The Astor Macro Alternative Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Dynamic Allocation Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Sector Allocation Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Class A and Class C are not offered for sale at this time. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$165,272,912	$—	$—	$165,272,912
Investment Purchased As Securities Lending Collateral	44,222,679	—	—	44,222,679
Money Market Fund	2,037,586	—	—	2,037,586
Total	$211,533,177	$—	$—	$211,533,177

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,922,558	$—	$—	$29,922,558
Investment Purchased As Securities Lending Collateral	1,230,635	—	—	1,230,635
Money Market Fund	507,819	—	—	507,819
Total	$31,661,012	$—	$—	$31,661,012

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,134,193	$—	$—	$28,134,193
Open futures contracts ***	116,683	—	—	116,683
Short-Term Investment	1,080,243	—	—	1,080,243
Total	$29,331,119	$—	$—	$29,331,119

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized appreciation on futures contracts open at January 31, 2021.

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA, a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	January 31, 2021	January 31, 2021
6/22/2015	$1,652,621	5.34%

The results from operations of AMA were as follows:

Net investment loss	$(2,323)
Net realized gain	(643,252)
Net increase in unrealized appreciation	13,164
Net decrease in net assets resulting from operations	$(632,411)

For tax purposes, AMA is an exempted Cayman Islands investment company. AMA has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Currency Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Fixed-Income Risk – When the Fund invests in fixed-income ETFs that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

ETF Risk – Exchange-Traded Funds (“ETFs”) are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the advisor may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Additional risks of investing in ETFs are described below:

(a)       Strategy Risk. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(b)       Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

(c)       Tracking Risk. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.

(d)       Market Risk. The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and the Astor Macro Alternative Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2018 – July 31, 2020, or expected to be taken in the Funds’ July 31, 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Exchange Traded Funds - The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of January 31, 2021.

Contract Type/Primary Risk Exposure	Balance Sheet Location	Unrealized Appreciation (Depreciation)
Commodity Risk	Net unrealized appreciation on futures contracts	$8,435
Foreign Exchange Rate Risk	Net unrealized appreciation on futures contracts	56,720
Interest Risk	Net unrealized appreciation on futures contracts	51,528
Total		$116,683

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the six months ended January 31, 2021:

			Realized and Unrealized Gain
		Location of Gain (Loss) on	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	Derivatives recognized in income	in income
Futures Contracts	Commodity Risk	Net realized loss from futures transactions	$(745,263)
	Equity Risk	Net realized loss from futures transactions	(291,769)
	Foreign Exchange Rate Risk	Net realized gain from futures transactions	417,940
	Interest Risk	Net realized loss from futures transactions	(33,504)
Total			$(652,596)
Futures Contracts	Commodity Risk	Net change in unrealized appreciation on futures contracts	$30,872
	Foreign Exchange Rate Risk	Net change in unrealized depreciation on futures contracts	(43,530)
	Interest Risk	Net change in unrealized appreciation on futures contracts	36,518
Total			$23,860

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2021 for the Astor Macro Alternative Fund.

Astor Macro Alternative Fund
Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
	Gross Amounts	in the Consolidated	Presented in the
	of Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$173,646	$(56,963)	$116,683	$—	$—	$116,683
Total	$173,646	$(56,963)	$116,683	$—	$—	$116,683

Liabilities:
Net Amounts of
		Gross Amounts Offset	Liabilities Presented in
	Gross Amounts	in the Consolidated	the Consolidated
	of Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Net Amount
Futures Contracts	$56,963	$(56,963)	$—	$—	$—	$—
Total	$56,963	$(56,963)	$—	$—	$—	$—

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of January 31, 2021:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Astor Dynamic Allocation Fund
Description:
Securities Loaned	$42,458,379	$—	$42,458,379	$—	$42,458,379	$—
Total	$42,458,379	$—	$42,458,379	$—	$42,458,379	$—

Astor Sector Allocation Fund
Description:
Securities Loaned	$1,182,942	$—	$1,182,942	$—	$1,182,942	$—
Total	$1,182,942	$—	$1,182,942	$—	$1,182,942	$—

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

The following table breaks out the holdings received as collateral as of January 31, 2021:

Overnight and Continuous
Astor Dynamic Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$44,222,679

Astor Sector Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$1,230,635

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $122,423,684 and $196,952,724, respectively, for Astor Dynamic Allocation Fund, $33,484,220 and $37,891,776, respectively, for Astor Sector Allocation Fund, and $32,652,769 and $16,644,766, respectively, for the Astor Macro Alternative Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Astor Investment Management, LLC (the “Advisor”) is the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.45% of the Astor Macro Alternative Fund’s average daily net assets. The Advisor earned $906,484, $148,573 and $166,861 in management fees for the six months ended January 31, 2021 from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15% and 1.15% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares respectively, 1.40%, 2.15%, and 1.15% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, and 1.75% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund(s) in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board may terminate this expense reimbursement arrangement at any time.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

During the six months ended January 31, 2021, the Advisor waived fees reimbursed expenses of $188,484, $118,818, and $69,961 for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund, and the Astor Macro Alternative Fund, respectively, pursuant to the Waiver Agreement. As of July 31, 2020, the Advisor has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2021	2022	2023	Total
Astor Dynamic Allocation Fund	$297,345	$231,807	$300,499	$829,651
Astor Sector Allocation Fund	223,468	160,642	223,426	607,536
Astor Macro Alternative Fund	163,395	128,651	137,175	429,221

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund incurred $181,164 and $75,218 in 12b-1 fees for the six months ended January 31, 2021, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the six months ended January 31, 2021, $7,338, and $3,165 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of these amounts, $1,090 and $493 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. There were no such fees paid by the Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of January 31, 2021 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Astor Dynamic Allocation Fund	$199,876,377	$11,687,901	$(31,101)	$11,656,800
Astor Sector Allocation Fund	28,957,800	3,441,549	(738,337)	2,703,212
Astor Macro Alternative Fund	27,416,921	2,442,685	(528,486)	1,914,199

The tax character of distributions paid during the fiscal years ended July 31, 2020 and July 31, 2019 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2020	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,637,455	$3,895,588	$432,947	$5,965,990
Astor Sector Allocation Fund	52,118	4,453,592	—	4,505,710
Astor Macro Alternative Fund	521,945	183,340	—	705,285

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2019	Income	$Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,991,034	$6,815,885	$—	$8,806,919
Astor Sector Allocation Fund	270,937	8,486,976	—	8,757,913
Astor Macro Alternative Fund	232,277	34,017	—	266,294

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $1,244 for fiscal year ended July 31, 2020 for the Astor Macro Alternative Fund.

As of July 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$—	$—	$(3,486,240)	$—	$—	$10,469,838	$6,983,598
Astor Sector Allocation Fund	82,103	—	—	(113,467)	—	1,680,733	1,649,369
Astor Macro Alternative Fund	286,942	207,046	—	—	—	541,070	1,035,058

The unrealized appreciation (depreciation) for Astor Macro Alternative Fund in the table above includes unrealized foreign currency gains of $ 10,378.

The differences between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains, and unrealized appreciation from security transactions are primarily attributable to adjustments for grantor trusts and the tax deferral of losses on wash sales.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Astor Dynamic Allocation Fund	$3,486,240
Astor Sector Allocation Fund	—
Astor Macro Alternative Fund	—

At July 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Astor Dynamic Allocation Fund	$—	$—	$—	$—
Astor Sector Allocation Fund	113,467	—	113,467	—
Astor Macro Alternative Fund	—	—	—	—

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2021, Wells Fargo Clearing Services held 29.50% of the voting securities of the Astor Dynamic Allocation Fund and may be deemed to control the Fund, respectively. As of January 31, 2021, Charles Schwab & Co., Inc. held 26.27%, National Financial Services LLC held 31.46% and Pershing LLC held 25.52% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund, respectively.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Astor Macro Alternative Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Invesco QQQ Trust Series 1 (the “Security”). The Astor Macro Alternative Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Astor Macro Alternative Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s most recent annual report filed on Form N-CSR available at www.sec.gov. As of January 31, 2021, the percentage of the Astor Macro Alternative Fund’s net assets invested in the Invesco QQQ Trust Series 1 was 33.40%.

8.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited) (Continued)
January 31, 2021

discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investment strategies.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Astor Funds
Expense Examples (Unaudited)
January 31, 2021

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	8/1/20	1/31/21	Period(a)	1/31/21	Period

Astor Dynamic Allocation Fund – Class A	1.40%	$1,000.00	$1,079.20	$ 7.34	$1,018.15	$ 7.12
Astor Dynamic Allocation Fund – Class C	2.15%	$1,000.00	$1,075.10	$ 11.25	$1,014.37	$ 10.92
Astor Dynamic Allocation Fund – Class I	1.15%	$1,000.00	$1,080.10	$ 6.03	$1,019.41	$ 5.85
Astor Sector Allocation Fund – Class A	1.40%	$1,000.00	$1,111.40	$ 7.45	$1,018.15	$ 7.12
Astor Sector Allocation Fund – Class C	2.15%	$1,000.00	$1,107.30	$ 11.42	$1,014.37	$ 10.92
Astor Sector Allocation Fund – Class I	1.15%	$1,000.00	$1,112.30	$ 6.12	$1,019.41	$ 5.85
Astor Macro Alternative Fund – Class I	1.75%	$1,000.00	$1,038.40	$ 8.99	$1,016.38	$ 8.89

(a)	Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

The Astor Funds SUPPLEMENTAL INFORMATION (Unaudited) January 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended January 31, 2021, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr. Suite 3950
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

AF-SAR21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. (a) The registrant’s Board of Trustees has determined that Mark Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/9/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 4/9/21